Notes Payable and Long-Term Debt, 2018 First Lien Credit Facility (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 07, 2018 USD ($)
Notes Payable and Long-Term Debt [Abstract]
Financing costs of amending facility		$ 194	$ 7,117	$ 3,286
Letter of Credit [Member]
Notes Payable and Long-Term Debt [Abstract]
Maximum borrowing capacity		$ 3,600
2018 First Lien Credit Facility [Member]
Notes Payable and Long-Term Debt [Abstract]
Maturity date		Mar. 07, 2023
Financing costs of amending facility		$ 200	$ 700
2018 First Lien Credit Facility [Member] | Minimum [Member]
Notes Payable and Long-Term Debt [Abstract]
Senior leverage ratio		2.50
Total leverage ratio		5.00
Fixed charge coverage ratio		1.20
2018 First Lien Credit Facility [Member] | Maximum [Member]
Notes Payable and Long-Term Debt [Abstract]
Senior leverage ratio		3.00
Total leverage ratio		5.50
2018 Revolving Credit Facility [Member]
Notes Payable and Long-Term Debt [Abstract]
Outstanding borrowings		$ 0
Unused portion of credit facility		50,000
Maximum borrowing capacity					$ 50,000
Availability under credit facility		$ 46,400
2018 Revolving Credit Facility [Member] | LIBOR [Member] | Minimum [Member]
Notes Payable and Long-Term Debt [Abstract]
Margin on variable rate		2.75%
2018 Revolving Credit Facility [Member] | LIBOR [Member] | Maximum [Member]
Notes Payable and Long-Term Debt [Abstract]
Margin on variable rate		3.50%
2018 First Lien Term Loan [Member]
Notes Payable and Long-Term Debt [Abstract]
Frequency of required payment		quarterly
Principal payment due under excess cash covenant	$ 4,500
Consent fees	$ 100
Weighted average interest rate		2.90%
2018 First Lien Term Loan [Member] | June 30, 2018 through March 31, 2020 [Member]
Notes Payable and Long-Term Debt [Abstract]
Required payment		$ 2,000
2018 First Lien Term Loan [Member] | June 30, 2020 through March 31, 2022 [Member]
Notes Payable and Long-Term Debt [Abstract]
Required payment		3,000
2018 First Lien Term Loan [Member] | June 30, 2022 and after [Member]
Notes Payable and Long-Term Debt [Abstract]
Required payment		$ 4,000
2018 First Lien Term Loan [Member] | LIBOR [Member] | Minimum [Member]
Notes Payable and Long-Term Debt [Abstract]
Margin on variable rate		2.75%
2018 First Lien Term Loan [Member] | LIBOR [Member] | Maximum [Member]
Notes Payable and Long-Term Debt [Abstract]
Margin on variable rate		3.50%
Convertible Senior Notes [Member]
Notes Payable and Long-Term Debt [Abstract]
Maturity date		Jul. 15, 2024
Maximum notes to be issued		$ 200,000